UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2013

Date of reporting period:	8/31/2013

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of August 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 93.2%
Capital Markets — 12.1%
Banca Generali SpA (Italy)	152,017	$3,434,679
CETIP SA — Mercados Organizados (Brazil)	626,200	6,104,659
EFG International AG (Switzerland)	389,161	5,345,993
Julius Baer Group Ltd. (Switzerland)*	269,124	11,849,628
UBS AG (Switzerland)*	772,225	14,920,627

		41,655,586

Commercial Banks — 35.0%
Alior Bank SA (Poland)*	129,323	3,659,940
Banco Santander Brasil SA (Brazil), ADR(a)	1,283,900	7,408,103
BNP Paribas SA (France)	116,129	7,280,898
BOK Financial Corp.	98,900	6,338,501
BS Financial Group, Inc. (South Korea)	370,920	4,736,721
Canadian Imperial Bank of Commerce (Canada)	123,778	9,666,741
Citizens & Northern Corp.	37,068	711,706
ConnectOne Bancorp, Inc.*	7,300	241,046
DGB Financial Group, Inc. (South Korea)	393,550	5,489,636
DNB ASA (Norway)	794,395	12,314,631
E. Sun Financial Holding Co. Ltd. (Taiwan)	11,880,000	7,494,314
Erste Group Bank AG (Austria)	57,963	1,859,961
Gronlandsbanken (Denmark)	16,651	1,829,051
Hana Financial Group, Inc. (South Korea)	86,880	2,726,365
HSBC Holdings PLC (United Kingdom)	612,400	6,411,763
KBC Groep NV (Belgium)	156,056	6,853,414
Mizrahi Tefahot Bank Ltd. (Israel)	219,949	2,351,774
National Bank of Canada (Canada)	119,500	9,256,627
Shinhan Financial Group Co. Ltd. (South Korea)	84,680	3,077,538
Spar Nord Bank A/S (Denmark)*	454,979	3,259,575
Standard Chartered PLC (United Kingdom)	570,435	12,747,297
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	6,040,226	5,010,198

		120,725,800

Diversified Financial Services — 14.5%
Berkshire Hathaway, Inc. (Class B Stock)*	57,521	6,397,485
Challenger Ltd. (Australia)	1,873,814	8,631,306
Citigroup, Inc.	316,700	15,306,111
ING Groep NV (Netherlands)*	661,164	7,198,500
IntercontinentalExchange, Inc.*(a)	18,132	3,259,227
JPMorgan Chase & Co.	178,960	9,042,849

		49,835,478

Insurance — 20.9%
ACE Ltd. (Switzerland)	75,300	6,605,316
Ageas (Belgium)	90,642	3,564,372
AXA SA (France)	441,836	9,629,852
Delta Lloyd NV (Netherlands)	520,885	9,948,295
Direct Line Insurance Group PLC (United Kingdom)	2,027,863	6,813,072
Discovery Ltd. (South Africa)	375,664	3,091,818
Hanover Insurance Group, Inc. (The)	124,300	6,621,461
Hartford Financial Services Group, Inc. (The)	415,700	12,304,720
Storebrand ASA (Norway)*	972,839	5,433,667
XL Group PLC (Ireland)	269,900	7,978,244

		71,990,817

IT Services — 4.4%
Higher One Holdings, Inc.*(a)	922,000	6,841,240
VeriFone Systems, Inc.*	414,230	8,210,039

		15,051,279

Thrifts & Mortgage Finance — 6.3%
Federal Agricultural Mortgage Corp., (Class C Stock)	124,400	4,186,060
First National Financial Corp. (Canada)	91,008	1,588,946
Home Capital Group, Inc. (Canada)	264,234	16,062,758

		21,837,764

TOTAL COMMON STOCKS (cost $271,673,332)		321,096,724

PREFERRED STOCKS — 3.3%
Commercial Banks
Banco ABC Brasil SA (Brazil)	992,236	4,990,395
Banco ABC Brasil SA (Brazil)(Receipt)*	25,617	128,839
Itau Unibanco Holding SA (Brazil), ADR	518,320	6,307,955

TOTAL PREFERRED STOCKS (cost $14,834,028)		11,427,189

TOTAL LONG-TERM INVESTMENTS (cost $286,507,360)		332,523,913

SHORT-TERM INVESTMENT — 7.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $27,019,913; includes $10,308,896 of cash collateral for securities on loan)(b)(c)	27,019,913	27,019,913

TOTAL INVESTMENTS — 104.3% (cost $313,527,273)(d)		359,543,826
Liabilities in excess of other assets — (4.3)%		(14,915,373)

NET ASSETS — 100.0%		$344,628,453

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $9,789,365; cash collateral of $10,308,896 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$314,416,205

Appreciation	58,466,628
Depreciation	(13,339,007)

Net Unrealized Appreciation	$45,127,621

The book basis may differ from the tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,631,306	$—
Austria	—	1,859,961	—
Belgium	—	10,417,786	—
Brazil	13,512,762	—	—
Canada	36,575,072	—	—
Denmark	1,829,051	3,259,575	—
France	—	16,910,750	—
Ireland	7,978,244	—	—
Israel	—	2,351,774	—
Italy	—	3,434,679	—
Netherlands	—	17,146,795	—
Norway	—	17,748,298	—
Poland	—	3,659,940	—
South Africa	—	3,091,818	—
South Korea	—	16,030,260	—
Switzerland	6,605,316	32,116,248	—
Taiwan	—	7,494,314	—
Turkey	—	5,010,198	—
United Kingdom	6,813,072	19,159,060	—
United States	79,460,445	—	—
Preferred Stocks:
Brazil	11,298,350	128,839	—
Affiliated Money Market Mutual Fund	27,019,913	—	—

Total	$191,092,225	$168,451,601	$—

Fair value of Level 2 investments at 11/30/2012 was $0. An amount of $63,622,323 was transferred from Level 1 into Level 2 at 8/31/2013 as a result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2013 was as follows:

United States (including 3.0% of collateral received for securities on loan)	30.9%
Switzerland	11.2
Canada	10.6
United Kingdom	7.5
Brazil	7.2
Norway	5.1
Netherlands	5.0
France	4.9
South Korea	4.7
Belgium	3.0
Australia	2.5
Ireland	2.3
Taiwan	2.2
Denmark	1.5
Turkey	1.5
Poland	1.1
Italy	1.0
South Africa	0.9
Israel	0.7
Austria	0.5

104.3%
Liabilities in excess of other assets	(4.3)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of August 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 94.3%
Biotechnology — 52.4%
ACADIA Pharmaceuticals, Inc.*(a)	889,900	$17,762,404
Achillion Pharmaceuticals, Inc.*	925,226	5,967,708
Agios Pharmaceuticals, Inc.*(a)	123,489	2,911,871
Alexion Pharmaceuticals, Inc.*	713,145	76,848,505
Alnylam Pharmaceuticals, Inc.*	757,583	39,242,799
Amarin Corp. PLC (Ireland), ADR*(a)	3,308,929	20,846,253
Amgen, Inc.	272,761	29,714,583
Ariad Pharmaceuticals, Inc.*(a)	1,807,558	33,620,579
BioCryst Pharmaceuticals, Inc.*(a)	317,900	2,028,202
Biogen Idec, Inc.*	246,945	52,604,224
BioMarin Pharmaceutical, Inc.*	1,752,708	114,749,793
Bluebird Bio, Inc.*(a)	357,583	8,903,817
Celgene Corp.*	112,847	15,796,323
Celldex Therapeutics, Inc.*	3,252,974	70,654,595
ChemoCentryx, Inc.*	783,897	6,349,566
Chimerix, Inc.*(a)	164,567	2,593,576
Conatus Pharmaceuticals, Inc.*	595,529	5,413,359
Coronado Biosciences, Inc.*(a)	956,113	7,792,321
Cytori Therapeutics, Inc.*(a)	308,909	648,709
Exact Sciences Corp.*(a)	665,549	7,700,402
Exelixis, Inc.*(a)	1,508,746	7,558,817
Gilead Sciences, Inc.*(a)	1,455,373	87,715,331
Idenix Pharmaceuticals, Inc.*(a)	655,352	3,132,582
Incyte Corp Ltd.*(a)	953,184	32,303,406
Infinity Pharmaceuticals, Inc.*	223,408	4,135,282
Intrexon Corp.*(a)	158,599	3,446,356
Isis Pharmaceuticals, Inc.*(a)	1,444,868	37,320,940
KYTHERA Biopharmaceuticals, Inc.*	84,443	2,229,295
Merrimack Pharmaceuticals, Inc.*(a)	3,121,651	10,551,180
Neurocrine Biosciences, Inc.*	1,240,628	18,075,950
Onyx Pharmaceuticals, Inc.*	500,686	61,874,776
Orexigen Therapeutics, Inc.*	744,110	5,104,595
OvaScience, Inc., Reg D. PIPE*(b)	459,488	5,293,302
Portola Pharmaceuticals, Inc.*(a)	634,971	14,350,344
Prosensa Holding NV (Netherlands)*	530,632	12,082,491
Prothena Corp. PLC (Ireland)*	41,430	830,257
PTC Therapeutics, Inc.*(a)	282,880	5,074,867
Puma Biotechnology, Inc.*(a)	559,666	28,341,486
QLT, Inc.*	465,742	1,928,172
Regulus Therapeutics, Inc.*(a)	319,659	3,020,777
Synta Pharmaceuticals Corp.*(a)	2,599,873	15,339,251
Targacept, Inc.*	597,605	3,059,738
Tetraphase Pharmaceuticals, Inc.*	641,015	5,474,268
TG Therapeutics, Inc.*	694,334	4,179,891
Vanda Pharmaceuticals, Inc.*(a)	261,903	2,993,551
Verastem, Inc.*(a)	444,512	6,112,040
Vertex Pharmaceuticals, Inc.*	1,436,140	107,925,921

		1,011,604,455

Healthcare Equipment & Supplies — 4.9%
Baxter International, Inc.	369,754	25,720,088
Derma Sciences, Inc.*(a)	910,180	12,778,927

GenMark Diagnostics, Inc.*(a)	1,777,085	20,436,477
Hologic, Inc.*	585,339	12,491,134
InspireMD, Inc.*(a)	1,559,932	3,353,854
Novadaq Technologies, Inc. (Canada)*	891,020	13,267,288
TearLab Corp.*(a)	170,454	2,239,766
Tornier NV (Netherlands)*	202,999	3,852,921

		94,140,455

Healthcare Providers & Services — 15.4%
Acadia Healthcare Co., Inc.*	531,869	20,386,539
Aetna, Inc.	340,988	21,615,229
Centene Corp.*	841,025	48,064,579
Cigna Corp.	293,384	23,086,387
Envision Healthcare Holdings, Inc.*	215,138	5,645,221
HCA Holdings, Inc.	1,356,472	51,803,666
Healthways, Inc.*	499,833	9,536,813
Molina Healthcare, Inc.*(a)	359,256	11,995,558
UnitedHealth Group, Inc.	1,051,886	75,462,301
Universal Health Services, Inc. (Class B Stock)	434,385	29,429,584

		297,025,877

Life Sciences Tools & Services — 4.6%
Agilent Technologies, Inc.	308,597	14,392,964
Bruker Corp.*	506,914	10,158,557
Fluidigm Corp.*	669,117	13,690,134
Illumina, Inc.*(a)	489,495	38,102,291
Quintiles Transnational Holdings, Inc.*	57,259	2,477,024
WuXi PharmaTech Cayman, Inc. (China), ADR*	471,748	11,321,952

		90,142,922

Pharmaceuticals — 17.0%
Actavis, Inc.*	167,495	22,641,974
Allergan, Inc.	245,934	21,735,647
Aratana Therapeutics, Inc.*	294,621	2,407,054
Bristol-Myers Squibb Co.	1,559,811	65,028,521
CFR Pharmaceuticals SA (Chile)(b)	726,966	16,252,052
CFR Pharmaceuticals SA (Chile), ADR, 144A(b)	31,451,227	7,025,597
Corcept Therapeutics, Inc.*(a)	1,814,010	3,011,257
Medicines Co. (The)*	871,797	27,557,503
Merck & Co., Inc.	287,919	13,615,689
Mylan, Inc.*	499,989	17,669,611
Novo Nordisk A/S (Denmark), ADR	95,707	15,977,327
Pacira Pharmaceuticals, Inc.*(a)	629,041	22,783,865
Pfizer, Inc.	751,287	21,193,806
Repros Therapeutics, Inc.*(a)	1,372,574	29,016,214
Roche Holding AG (Switzerland)	113,934	28,399,784
Sagent Pharmaceuticals, Inc.*	208,595	4,601,606
XenoPort, Inc.*	433,254	2,118,612
Zoetis, Inc.	236,789	6,902,399

		327,938,518

TOTAL COMMON STOCKS (cost $1,161,480,282)		1,820,852,227

PREFERRED STOCKS — 1.2%
Biotechnology — 0.7%
PTC Therapeutics, Private Placement, Series 4 (original cost $5,499,996; purchased 03/07/13)*(b)(c)	458,333	7,973,535
Ultragenyx Pharmaceutical, Inc., Private Placement, Series B (original cost $3,699,999; purchased 12/19/12)*(b)(c)	1,336,029	5,419,677

		13,393,212

Healthcare Equipment & Supplies — 0.1%
IntelliRad Control, Inc., Private Placement, Reg. D, Series A (original cost $2,400,000; purchased 08/31/12)*(b)(c)	4,084,064	2,995,473

Pharmaceuticals — 0.4%
Eagle Pharmaceuticals, Inc., Private Placement, Series B (original cost $4,004,000; purchased 08/11/08)*(b)(c)	2,200,000	4,085,152
Eagle Pharmaceuticals, Inc., Private Placement, Series B-1 (original cost $2,184,000; purchased 02/28/11 - 07/27/11)*(b)(c)	1,200,000	2,228,264
Eagle Pharmaceuticals, Inc., Private Placement, Series C (original cost $925,712; purchased 04/11/13)*(b)(c)	508,633	944,474

		7,257,890

TOTAL PREFERRED STOCKS (cost $18,713,707)		23,646,575

	Units
WARRANTS — 0.1%(d)
Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement (original cost $0; purchased 10/19/10)*(b)(c)	77,140	123

Healthcare Equipment & Supplies — 0.1%
Derma Sciences, Inc., expiring 06/23/16, Private Placement (original cost $47,950; purchased 06/17/11)*(b)(c)	342,500	1,543,202
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement (original cost $0; purchased 04/08/11)*(b)(c)	787,690	14,888

		1,558,090

Pharmaceuticals
ARYx Therapeutics, Inc., expiring 11/13/13, Private Placement (original cost $44,700; purchased 11/13/08)(b)(c)	357,600	—
Eagle Pharmaceuticals, Inc., expiring 08/01/19, Private Placement (original cost $0; purchased 4/11/13 - 7/23/13)*(b)(c)	87,877	—

		—

TOTAL WARRANTS (cost $92,650)		1,558,213

TOTAL LONG-TERM INVESTMENTS (cost $1,180,286,639)		1,846,057,015

	Shares
SHORT-TERM INVESTMENT — 20.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $399,349,216; includes $312,681,924 of cash collateral for securities on loan)(e)(f)	399,349,216	399,349,216

TOTAL INVESTMENTS — 116.3% (cost $1,579,635,855)(g)		2,245,406,231
Liabilities in excess of other assets — (16.3)%		(313,881,276)

NET ASSETS — 100.0%		$1,931,524,955

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

PIPE—Private Investment in Public Equity

Reg. D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $299,696,495; cash collateral of $312,681,924 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $18,806,357. The aggregate value, $25,204,788, is approximately 1.3% of net assets.
(d)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2013.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,592,500,945

Appreciation	693,053,116
Depreciation	(40,147,830)

Net Unrealized Appreciation	$652,905,286

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,787,159,141	$33,693,086	$—
Preferred Stocks	—	—	23,646,575
Warrants	—	—	1,558,213
Affiliated Money Market Mutual Fund	399,349,216	—	—

Total	$2,186,508,357	$33,693,086	$25,204,788

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks	Warrants	Convertible Bond
Balance as of 11/30/12	$9,618,626	$687,052	$944,493
Realized gain (loss)	—	(170,103)	(289)
Change in unrealized appreciation (depreciation)**	3,902,242	1,041,264	(55,950)
Purchases	10,125,707	—	—
Sales	—	—	(888,254)
Accrued discount/premium	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 08/31/13	$23,646,575	$1,558,213	$—

**	Of which, $4,776,073 was included in Net Assets relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board of Directors, which contain unobservable inputs. Included in the table, under Level 3 securities, are preferred stocks that were fair valued using the orignial cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. These securities were private placements and therefore valued using significant unobservable inputs. For certain warrants received in a private placement offering, the valuation was based on the Black Scholes method with adjustment to the volatilty factor which is deemed to be a significant unobservable input.

Prudential Jennison Utility Fund

Schedule of Investments

as of August 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS
Diversified Telecommunication Services — 4.5%
Frontier Communications Corp.(a)	9,322,624	$40,366,962
Intelsat SA*(a)	1,063,861	24,287,947
Maxcom Telecomunicaciones SAB de CV (Mexico), ADR*	1,706,000	4,333,240
Vivendi SA (France)	3,211,749	65,149,303

		134,137,452

Electric Utilities — 24.8%
Alupar Investimento SA (Brazil)*	339,835	2,417,067
Alupar Investimento SA (Brazil), 144A*(b)	1,615,985	11,493,646
American Electric Power Co., Inc.	690,495	29,553,186
Cleco Corp.	766,862	34,631,488
Duke Energy Corp.	746,335	48,959,576
Edison International	756,391	34,710,783
EDP - Energias de Portugal SA (Portugal)	13,811,978	48,813,585
ITC Holdings Corp.	791,390	70,346,657
Korea Electric Power Corp. (Korea), ADR(a)	2,794,045	38,334,298
NextEra Energy, Inc.	1,179,378	94,774,816
Northeast Utilities	1,702,455	69,749,581
OGE Energy Corp.	2,773,570	97,657,400
Portland General Electric Co.	1,191,592	34,329,766
PPL Corp.	1,021,902	31,372,391
UNS Energy Corp.	685,525	31,349,058
Westar Energy, Inc.	1,677,188	52,177,319

		730,670,617

Gas Utilities — 3.2%
Infraestructura Energetica Nova SAB de CV (Mexico)(a)*	2,726,084	10,136,356
Infraestructura Energetica Nova SAB de CV (Mexico), 144A*(a)(b)	2,478,899	9,217,252
ONEOK, Inc.	1,477,541	76,004,709

		95,358,317

Independent Power Producers & Energy Traders — 9.3%
AES Corp. (The)	3,036,091	38,588,717
Calpine Corp.*	4,470,076	86,406,569
China Hydroelectric Corp. (China), ADR*	6,303,216	13,930,107
Drax Group PLC (United Kingdom)	4,722,799	51,046,695
NRG Energy, Inc.	3,182,624	83,543,880

		273,515,968

Internet Software & Services — 1.1%
Rackspace Hosting, Inc.*(a)	712,995	31,956,436

Media — 6.6%
Asian Pay Television Trust (Singapore), 144A(b)	14,201,446	9,268,737
Charter Communications, Inc. (Class A Stock)*(a)	362,439	44,007,343
Comcast Corp. (Class A Stock)	1,358,876	57,195,091
Liberty Global PLC (Class C Stock)*	581,695	42,772,033
Time Warner Cable, Inc.	377,850	40,562,198

		193,805,402

Multi-Utilities — 19.5%
Alliant Energy Corp.	1,279,110	63,456,647
Ameren Corp.	866,682	29,302,518
CenterPoint Energy, Inc.	3,451,914	79,152,388
CMS Energy Corp.	2,763,233	73,308,571
Dominion Resources, Inc.	1,259,276	73,478,755
National Grid PLC (United Kingdom), ADR	772,823	44,483,692

NiSource, Inc.	2,399,590	70,212,003
PG&E Corp.	661,002	27,339,043
Sempra Energy	1,054,219	88,997,168
Wisconsin Energy Corp.	574,224	23,566,153

		573,296,938

Oil, Gas & Consumable Fuels — 22.1%
AltaGas Ltd. (Canada)	799,956	27,287,970
Cheniere Energy, Inc.*	3,549,366	99,346,754
Enbridge, Inc., (Canada)	1,752,283	71,851,422
Enbridge, Inc., Reg D (Canada), Private Placement (original cost $11,821,801; purchased 04/08/13 - 06/07/13)(b)(c)	265,804	10,899,150
Energy Transfer Equity LP	1,110,490	71,437,822
Marathon Petroleum Corp.	208,792	15,139,508
MarkWest Energy Partners LP(a)	562,535	37,571,713
Pembina Pipeline Corp., (Canada), (NYSE)	363,000	11,282,040
Pembina Pipeline Corp., Reg D (Canada), Private Placement, (TSX) (original cost $16,715,379; purchased 03/15/13)(b)(c)	556,417	17,263,560
SemGroup Corp. (Class A Stock)	956,497	50,636,951
Targa Resources Corp.	1,727,403	117,618,870
Western Gas Equity Partners LP	880,784	34,685,274
Williams Cos., Inc. (The)	2,342,564	84,894,519

		649,915,553

Real Estate Investment Trusts — 0.9%
American Tower Corp.	385,628	26,797,290

Road & Rail — 1.2%
Union Pacific Corp.	227,507	34,931,425

Water Utilities — 1.8%
American Water Works Co., Inc.	1,342,536	54,694,917

Wireless Telecommunication Services — 4.0%
Crown Castle International Corp.*	437,475	30,369,514
NII Holdings, Inc.*	712,752	4,262,257
SBA Communications Corp. (Class A Stock)*(a)	975,390	73,154,250
PT Tower Bersama Infrastructure Tbk (Indonesia)*	6,482,594	3,078,407
PT Tower Bersama Infrastructure Tbk (Indonesia), 144A*(b)	15,923,240	7,561,511

		118,425,939

TOTAL LONG-TERM INVESTMENTS (cost $2,220,814,531)		2,917,506,254

SHORT-TERM INVESTMENT — 5.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $151,054,233; includes $116,070,903 of cash collateral received for securities on loan)(d)(e)	151,054,233	151,054,233

TOTAL INVESTMENTS — 104.2% (cost $2,371,868,764)(f)		3,068,560,487
Liabilities in excess of other assets — (4.2)%		(122,304,845)

NET ASSETS — 100.0%		$2,946,255,642

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

NYSE—New York Stock Exchange

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

TSX—Toronto Stock Exchange

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $112,472,710; cash collateral of $116,070,903 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a restricted security, the aggregate original cost of such securities is $28,537,180. The aggregate value of $28,162,710 is approximately 1.0% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,351,175,348

Appreciation	844,006,795
Depreciation	(126,621,656)

Net Unrealized Appreciation	$717,385,139

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,683,714,408	$233,791,846	$—
Affiliated Money Market Mutual Fund	151,054,233	—	—

Total	$2,834,768,641	$233,791,846	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Board of Directors. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 21, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 21, 2013

*	Print the name and title of each signing officer under his or her signature.